Business Combinations and Private Placement - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) - Alithya Digital Technology Corporation $ in Thousands	Apr. 03, 2017 CAD ($)
Disclosure Of Business Combinations [Line Items]
Cash	$ 2,307
Accounts receivable and other receivables	5,231
Unbilled revenue	812
Prepaid	214
Current assets	8,564
Property and equipment	558
Intangibles	5,658
Goodwill	9,794
Total assets acquired	24,574
Accounts payable and accrued liabilities	1,378
Deferred revenue	109
Current liabilities	1,487
Deferred tax liabilities	1,494
Total liabilities assumed	2,981
Net assets acquired	$ 21,593